Expenses and Other Income - Summary of Expenses and Other Income (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of Detailed Information About Expenses and Other Income [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 787
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of Detailed Information About Expenses and Other Income [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	238
Completion proceeds	$ 50